Note 4. Intangible Assets (Details Narrative) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012 SEC Compliance Services	Jan. 04, 2012 SEC Compliance Services
Purchase price for Customer Contractual Rights				$ 425,000
Payments To Acquire Customer Contractual Rights			285,000
Common Stock Issued For Acquisition Of Customer List				140,000
Shares Issued For Acquisition Of Customer List			70,000
Amortization of intangible assets	$ 108,500	$ 24,000